Property and equipment, net (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 5,630	$ 7,630	$ 20,777	$ 34,448
Impairment loss		$ 0		$ 0